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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22542

SSgA Active ETF Trust
(Exact name of registrant as specified in charter)

One Lincoln Street, Boston, MA 02111
(Address of principal executive offices) (Zip code)


Christopher A. Madden, Esq.
State Street Bank and Trust Company
One Lincoln Street / CPH0326
Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 787-2257

Date of fiscal year end: June 30

Reporting Period: 07/01/2013 - 06/30/2014

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Item 1. Proxy Voting Report

===================== SPDR MFS Systematic Core Equity ETF ======================

The SPDR MFS Systematic Core Equity ETF ("Core Equity ETF") invests all of its investable assets in the SSgA MFS Systematic Core Equity Portfolio ("Core Equity Portfolio") of the SSgA Master Trust ("Master Trust"). There were no matters relating to the Core Equity Portfolio considered at any shareholder meeting held during the period covered by this report with respect to which the Core Equity ETF was entitled to vote. The proxy voting record of the Core Equity Portfolio is set forth in the Master Trust's Form N-PX filing for the reporting period from July 1, 2013 to June 30, 2014, which was filed on August 26, 2014 under CIK 0001516211 and 1940 Act File Number 811-22705.



==================== SPDR MFS Systematic Growth Equity ETF =====================

The SPDR MFS Systematic Growth Equity ETF ("Growth Equity ETF") invests all of its investable assets in the SSgA MFS Systematic Growth Equity Portfolio ("Growth Equity Portfolio") of the SSgA Master Trust ("Master Trust"). There were no matters relating to the Growth Equity Portfolio considered at any shareholder meeting held during the period covered by this report with respect to which the Growth Equity ETF was entitled to vote. The proxy voting record of the Growth Equity Portfolio is set forth in the Master Trust's Form N-PX filing for the reporting period from July 1, 2013 to June 30, 2014, which was filed on August 26, 2014 under CIK 0001516211 and 1940 Act File Number 811-22705.



===================== SPDR MFS Systematic Value Equity ETF =====================

The SPDR MFS Systematic Value Equity ETF ("Value Equity ETF") invests all of its investable assets in the SSgA MFS Systematic Value Equity Portfolio ("Value Equity Portfolio") of the SSgA Master Trust ("Master Trust"). There were no matters relating to the Value Equity Portfolio considered at any shareholder meeting held during the period covered by this report with respect to which the Value Equity ETF was entitled to vote. The proxy voting record of the Value Equity Portfolio is set forth in the Master Trust's Form N-PX filing for the reporting period from July 1, 2013 to June 30, 2014, which was filed on August 26, 2014 under CIK 0001516211 and 1940 Act File Number 811-22705.



======================= SPDR SSgA Global Allocation ETF ========================

The SPDR SSgA Global Allocation ETF ("Global Allocation ETF") invests all of its investable assets in the SSgA Global Allocation Portfolio ("Global Allocation Portfolio") of the SSgA Master Trust ("Master Trust"). There were no matters relating to the Global Allocation Portfolio considered at any shareholder meeting held during the period covered by this report with respect to which the Global Allocation ETF was entitled to vote. The proxy voting record of the Global Allocation Portfolio is set forth in the Master Trust's Form N-PX filing for the reporting period from July 1, 2013 to June 30, 2014, which was filed on August 26, 2014 under CIK 0001516211 and 1940 Act File Number 811-22705.



======================= SPDR SSgA Income Allocation ETF ========================

The SPDR SSgA Income Allocation ETF ("Income Allocation ETF") invests all of its investable assets in the SSgA Income Allocation Portfolio ("Income Allocation Portfolio") of the SSgA Master Trust ("Master Trust"). There were no matters relating to the Income Allocation Portfolio considered at any shareholder meeting held during the period covered by this report with respect to which the Income Allocation ETF was entitled to vote. The proxy voting record of the Income Allocation Portfolio is set forth in the Master Trust's Form N-PX filing for the reporting period from July 1, 2013 to June 30, 2014, which was filed on August 26, 2014 under CIK 0001516211 and 1940 Act File Number 811-22705.



==================== SPDR SSgA Multi-Asset Real Return ETF =====================

The SPDR SSgA Multi-Asset Real Return ETF ("Multi-Asset Real Return ETF") invests all of its investable assets in the SSgA Multi-Asset Real Return Portfolio ("Multi-Asset Real Return Portfolio") of the SSgA Master Trust ("Master Trust"). There were no matters relating to the Multi-Asset Real Return Portfolio considered at any shareholder meeting held during the period covered by this report with respect to which the Multi-Asset Real Return ETF was entitled to vote. The proxy voting record of the Multi-Asset Real Return Portfolio is set forth in the Master Trust's Form N-PX filing for the reporting period from July 1, 2013 to June 30, 2014, which was filed on August 26, 2014 under CIK 0001516211 and 1940 Act File Number 811-22705.



===================== SPDR SSgA Ultra Short Term Bond ETF ======================

The SPDR SSgA Ultra Short Term Bond ETF ("Ultra Short ETF") invests all of its investable assets in the SSgA Ultra Short Term Bond Portfolio ("Ultra Short Portfolio") of the SSgA Master Trust ("Master Trust"). There were no matters relating to the Ultra Short Portfolio considered at any shareholder meeting held during the period covered by this report with respect to which the Ultra Short ETF was entitled to vote. The proxy voting record of the Ultra Short Portfolio is set forth in the Master Trust's Form N-PX filing for the reporting period from July 1, 2013 to June 30, 2014, which was filed on August 26, 2014 under CIK 0001516211 and 1940 Act File Number 811-22705.



==================== SPDR(R) Blackstone/GSO Senior Loan ETF ====================

The SPDR Blackstone/GSO Senior Loan ETF ("Blackstone/GSO ETF") invests its assets in the Blackstone/GSO Senior Loan Portfolio ("Blackstone/GSO Portfolio") of the SSgA Master Trust. Neither the Blackstone/GSO ETF nor the Blackstone/GSO Portfolio held any votable positions during the reporting period and therefore there is no proxy voting record.

The following funds have not commenced operations as of June 30, 2014:

      SPDR SSgA Conservative Global Allocation ETF
      SPDR SSgA Aggressive Global Allocation ETF
      SPDR SSgA Flexible Allocation ETF
      SPDR SSgA Conservative Ultra Short Bond ETF
      SPDR SSgA Aggressive Ultra Short Bond ETF
      SPDR SSgA Risk Aware ETF
      SPDR SSgA Large Cap Risk Aware ETF
      SPDR SSgA Small Cap Risk Aware ETF
      SPDR SSgA U.S. Minimum Volatility ETF
      SPDR SSgA Global Minimum Volatility ETF

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SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SSgA Active ETF Trust
(Registrant)


By: /s/ Ellen M. Needham
    Ellen M. Needham
    President
    (Signature and Title)*


Date: August 27, 2014


*Print the name and title of each signing officer under his or her signature.

========== END NPX REPORT